OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Segment Revenue

	Year ended December 31,
	2022			2021			2020
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	4,664	(9)	4,655	3,698	(10)	3,688	2,734	(9)	2,725
A&T	1,700	(55)	1,645	1,142	(40)	1,102	1,025	(23)	1,002
AS&I	1,861	(41)	1,820	1,383	(21)	1,362	1,167	(11)	1,156
Total	8,225	(105)	8,120	6,223	(71)	6,152	4,926	(43)	4,883

Schedule of Segment Capital Expenditures

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
P&ARP	(127)	(94)	(73)
A&T	(78)	(70)	(45)
AS&I	(62)	(62)	(61)
H&C	(6)	(6)	(3)
Capital expenditures	(273)	(232)	(182)

Schedule of Segment Assets

	At December 31,
(in millions of Euros)	2022	2021
P&ARP	2,187	2,108
A&T	1,081	948
AS&I	727	738
H&C	456	451
Segment assets	4,451	4,245
Deferred income tax assets	271	162
Cash and cash equivalents	166	147
Other financial assets	39	70
Assets of disposal group classified as held for sale	14	—
Total Assets	4,941	4,624